Feb. 04, 2021
First Trust TCW Opportunistic Fixed Income ETF

FIRST TRUST EXCHANGE-TRADED FUND VIII
(the “Trust”)

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF
FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF
(each, a “Fund” and together, the “Funds”)

SUPPLEMENT TO EACH FUND’S PROSPECTUS

DATED FEBRUARY 4, 2021

1.	First Trust TCW Opportunistic Fixed Income ETF

A.       Notwithstanding anything to the contrary in the prospectus relating to First Trust TCW Opportunistic Fixed Income ETF, the third paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions (“TBA Transactions”). The Fund may invest in the following non-agency, non-government-sponsored entity securities and privately-issued mortgage-related and other asset-backed securities: residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs (collectively, “Private MBS/ABS”). The Fund’s investments in Private MBS/ABS are subject to the following restrictions: (1) the Fund may not invest more than 50% of its total assets in Private MBS/ABS; (2) the Fund may not invest more than 25% of its total assets in non-agency residential mortgage-backed securities; (3) the Fund may not invest more than 25% of its total assets in non-agency commercial mortgage-backed securities and CLOs; and (4) the Fund may not invest more than 25% of its total assets in non-agency asset-backed securities. To the extent the Fund’s investments in Private MBS/ABS exceed 20% of its total assets, the following restrictions apply to Private MBS/ABS in excess of 20%: (1) non-agency residential mortgage-backed securities shall have a weighted average loan age of 84 months or more; (2) non-agency commercial mortgage-backed securities and CLOs shall have a weighted average loan age of 60 months or more; and (3) non-agency asset-backed securities shall have a weighted average loan age of 12 months or more.

B.       Notwithstanding anything to the contrary in the prospectus relating to First Trust TCW Opportunistic Fixed Income ETF, the second and third sentences of the fourth paragraph of the section entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

The Fund may invest up to 25% of its total assets in derivatives instruments that are traded “over-the-counter” and not through an exchange (“OTC Derivatives” ) to reduce currency, interest rate or credit risk arising from the Fund’s investments (that is, “hedge”). The Fund’s investments in OTC Derivatives not used to hedge the Fund’s portfolio against currency, interest rate or credit risk will be limited to 20% of the Fund’s total assets.

2.	First Trust TCW Unconstrained Plus Bond ETF

A.       Notwithstanding anything to the contrary in the prospectus relating to First Trust TCW Unconstrained Plus Bond ETF, the fourth paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The Fund may invest a significant portion of its assets in securitized investment products, including up to 50% of its net assets in each of asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities. The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions (“TBA Transactions”). The Fund may invest in the following non-agency, non-government-sponsored entity securities and privately-issued mortgage-related and other asset-backed securities: residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs (collectively, “Private MBS/ABS”). The Fund’s investments in Private MBS/ABS are subject to the following restrictions: (1) the Fund may not invest more than 50% of its total assets in Private MBS/ABS; (2) the Fund may not invest more than 25% of its total assets in non-agency residential mortgage-backed securities; (3) the Fund may not invest more than 25% of its total assets in non-agency commercial mortgage-backed securities and CLOs; and (4) the Fund may not invest more than 25% of its total assets in non-agency asset-backed securities. To the extent the Fund’s investments in Private MBS/ABS exceed 20% of its total assets, the following restrictions apply to Private MBS/ABS in excess of 20%: (1) non-agency residential mortgage-backed securities shall have a weighted average loan age of 84 months or more; (2) non-agency commercial mortgage-backed securities and CLOs shall have a weighted average loan age of 60 months or more; and (3) non-agency asset-backed securities shall have a weighted average loan age of 12 months or more.

B.       Notwithstanding anything to the contrary in the prospectus relating to First Trust TCW Unconstrained Plus Bond ETF, the second and third sentences of the sixth paragraph of the section entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

The Fund may invest up to 25% of its total assets in over-the-counter derivatives that are used to reduce currency, interest rate or credit risk arising from the Fund’s investments. The Fund’s investments in over-the-counter derivatives that are not used to hedge the Fund’s portfolio against currency, interest rate or credit risk will be limited to 20% of the Fund’s total assets.

3.	First Trust TCW Opportunistic Fixed Income ETF and First Trust TCW Unconstrained Plus Bond ETF

Notwithstanding anything to the contrary in the prospectus of the Funds, the section entitled “Derivative Instruments” in the “Fund Investments” section of the Funds’ prospectus is hereby deleted in its entirety and replaced with the following:

Each Fund may invest in both exchange-listed and over-the-counter derivatives, including futures, options, swap agreements and forward contracts. Each Fund may invest up to 25% of its total assets in over-the-counter derivatives that are used to reduce currency, interest rate or credit risk arising from the Fund’s investments. Each Fund’s investments in over-the-counter derivatives that are not used to hedge the Fund’s portfolio against currency, interest rate or credit risk will be limited to 20% of the Fund’s total assets. For purposes of these percentage limitations on over-the-counter derivatives, the weight of such derivatives will be calculated as the aggregate gross notional value of such over-the-counter derivatives.

4.	First Trust TCW Opportunistic Fixed Income ETF and First Trust TCW Unconstrained Plus Bond ETF

Notwithstanding anything to the contrary in the prospectus of the Funds, the last paragraph of the section entitled “Mortgage-Related Instruments” in the “Fund Investments” section of the Funds’ prospectus is hereby deleted in its entirety.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE

First Trust TCW Unconstrained Plus Bond ETF

FIRST TRUST EXCHANGE-TRADED FUND VIII
(the “Trust”)

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF
FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF
(each, a “Fund” and together, the “Funds”)

SUPPLEMENT TO EACH FUND’S PROSPECTUS

DATED FEBRUARY 4, 2021

1.	First Trust TCW Opportunistic Fixed Income ETF

A.       Notwithstanding anything to the contrary in the prospectus relating to First Trust TCW Opportunistic Fixed Income ETF, the third paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions (“TBA Transactions”). The Fund may invest in the following non-agency, non-government-sponsored entity securities and privately-issued mortgage-related and other asset-backed securities: residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs (collectively, “Private MBS/ABS”). The Fund’s investments in Private MBS/ABS are subject to the following restrictions: (1) the Fund may not invest more than 50% of its total assets in Private MBS/ABS; (2) the Fund may not invest more than 25% of its total assets in non-agency residential mortgage-backed securities; (3) the Fund may not invest more than 25% of its total assets in non-agency commercial mortgage-backed securities and CLOs; and (4) the Fund may not invest more than 25% of its total assets in non-agency asset-backed securities. To the extent the Fund’s investments in Private MBS/ABS exceed 20% of its total assets, the following restrictions apply to Private MBS/ABS in excess of 20%: (1) non-agency residential mortgage-backed securities shall have a weighted average loan age of 84 months or more; (2) non-agency commercial mortgage-backed securities and CLOs shall have a weighted average loan age of 60 months or more; and (3) non-agency asset-backed securities shall have a weighted average loan age of 12 months or more.

B.       Notwithstanding anything to the contrary in the prospectus relating to First Trust TCW Opportunistic Fixed Income ETF, the second and third sentences of the fourth paragraph of the section entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

The Fund may invest up to 25% of its total assets in derivatives instruments that are traded “over-the-counter” and not through an exchange (“OTC Derivatives” ) to reduce currency, interest rate or credit risk arising from the Fund’s investments (that is, “hedge”). The Fund’s investments in OTC Derivatives not used to hedge the Fund’s portfolio against currency, interest rate or credit risk will be limited to 20% of the Fund’s total assets.

2.	First Trust TCW Unconstrained Plus Bond ETF

A.       Notwithstanding anything to the contrary in the prospectus relating to First Trust TCW Unconstrained Plus Bond ETF, the fourth paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The Fund may invest a significant portion of its assets in securitized investment products, including up to 50% of its net assets in each of asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities. The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions (“TBA Transactions”). The Fund may invest in the following non-agency, non-government-sponsored entity securities and privately-issued mortgage-related and other asset-backed securities: residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs (collectively, “Private MBS/ABS”). The Fund’s investments in Private MBS/ABS are subject to the following restrictions: (1) the Fund may not invest more than 50% of its total assets in Private MBS/ABS; (2) the Fund may not invest more than 25% of its total assets in non-agency residential mortgage-backed securities; (3) the Fund may not invest more than 25% of its total assets in non-agency commercial mortgage-backed securities and CLOs; and (4) the Fund may not invest more than 25% of its total assets in non-agency asset-backed securities. To the extent the Fund’s investments in Private MBS/ABS exceed 20% of its total assets, the following restrictions apply to Private MBS/ABS in excess of 20%: (1) non-agency residential mortgage-backed securities shall have a weighted average loan age of 84 months or more; (2) non-agency commercial mortgage-backed securities and CLOs shall have a weighted average loan age of 60 months or more; and (3) non-agency asset-backed securities shall have a weighted average loan age of 12 months or more.

B.       Notwithstanding anything to the contrary in the prospectus relating to First Trust TCW Unconstrained Plus Bond ETF, the second and third sentences of the sixth paragraph of the section entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

The Fund may invest up to 25% of its total assets in over-the-counter derivatives that are used to reduce currency, interest rate or credit risk arising from the Fund’s investments. The Fund’s investments in over-the-counter derivatives that are not used to hedge the Fund’s portfolio against currency, interest rate or credit risk will be limited to 20% of the Fund’s total assets.

3.	First Trust TCW Opportunistic Fixed Income ETF and First Trust TCW Unconstrained Plus Bond ETF

Notwithstanding anything to the contrary in the prospectus of the Funds, the section entitled “Derivative Instruments” in the “Fund Investments” section of the Funds’ prospectus is hereby deleted in its entirety and replaced with the following:

Each Fund may invest in both exchange-listed and over-the-counter derivatives, including futures, options, swap agreements and forward contracts. Each Fund may invest up to 25% of its total assets in over-the-counter derivatives that are used to reduce currency, interest rate or credit risk arising from the Fund’s investments. Each Fund’s investments in over-the-counter derivatives that are not used to hedge the Fund’s portfolio against currency, interest rate or credit risk will be limited to 20% of the Fund’s total assets. For purposes of these percentage limitations on over-the-counter derivatives, the weight of such derivatives will be calculated as the aggregate gross notional value of such over-the-counter derivatives.

4.	First Trust TCW Opportunistic Fixed Income ETF and First Trust TCW Unconstrained Plus Bond ETF

Notwithstanding anything to the contrary in the prospectus of the Funds, the last paragraph of the section entitled “Mortgage-Related Instruments” in the “Fund Investments” section of the Funds’ prospectus is hereby deleted in its entirety.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE